INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Tax contingencies/settlements	$ 87	$ 225	$ 183
Prior period taxes	(15)	(20)	21
Others	(5)	9	39
Total	$ 67	$ 214	$ 243